LEASES (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2021	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
Lease Cost:
Operating lease cost	$ 87,000	$ 179,000	$ 198,402
Short-term lease cost	5,000	5,000	24,560
Variable lease cost			8,696
Total lease cost	$ 92,000	184,000	231,658	$ 60,316
Other Information:
Cash paid for amounts included in the measurement of operating lease liabilities		156,000	309,642
Operating lease liabilities arising from obtaining right-of-use assets		$ 182,000	$ 1,336,153
Operating Leases, Weighted average remaining lease term (in years)	4 years 8 months 12 days	4 years 8 months 12 days	4 years 10 months 24 days
Operating Leases, Weighted average discount rate	9.30%	9.30%	8.40%